Employee Benefit Plans (Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	$ 28.4	$ 28.8
Current liabilities	(12.1)	(13.0)
Noncurrent liabilities	(275.5)	(277.0)
Pension Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	905.0	765.7	677.2	562.0
Benefit obligations	(1,016.6)	(864.6)	(797.3)	(731.3)
Funded status	(111.6)	(98.9)	(120.1)
Noncurrent assets	3.6		0.2
Current liabilities	(2.1)	(2.2)	(2.1)
Noncurrent liabilities	(113.1)	(96.7)	(118.2)
Total amounts recognized	(111.6)	(98.9)	(120.1)
Net actuarial losses	305.3	279.8	265.9
Prior service (credits)/costs	1.6	2.6	0.5
Transition obligations
Total	306.9	282.4	266.4
AOCI, beginning of year	282.4	266.4	260.9
Current year actuarial (gains)/losses	58.6	37.7	24.1
Current year prior service costs/(credits)	0.1	2.2
Curtailments/settlements	(7.0)	(3.1)	(0.8)
Amortization of actuarial gains/(losses)	(26.8)	(20.8)	(17.7)
Amortization of prior service (costs)/credits	(0.4)		(0.1)
AOCI, end of year	306.9	282.4	266.4
Estimated amortization to be recognized in accumulated other comprehensive income, Net actuarial loss	33.9
Estimated amortization to be recognized in accumulated other comprehensive income, Prior service cost/(credit)	0.1
Estimated amortization to be recognized in accumulated other comprehensive income, Total	34.0
Postretirement Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	28.4	28.8	37.7	44.6
Benefit obligations	(200.8)	(219.9)	(233.8)	(212.7)
Funded status	(172.4)	(191.1)	(196.1)
Noncurrent assets
Current liabilities	(10.0)	(10.9)	(12.2)
Noncurrent liabilities	(162.4)	(180.2)	(183.9)
Total amounts recognized	(172.4)	(191.1)	(196.1)
Net actuarial losses	65.4	84.2	58.2
Prior service (credits)/costs	(29.3)	(35.2)	(11.2)
Transition obligations
Total	36.1	49.0	47.0
AOCI, beginning of year	49.0	47.0	7.5
Current year actuarial (gains)/losses	(12.6)	30.3	29.6
Current year prior service costs/(credits)	1.5	(34.7)	(0.1)
Curtailments/settlements	(1.6)	0.7
Amortization of actuarial gains/(losses)	(4.5)	(3.9)	(0.6)
Amortization of prior service (costs)/credits	4.3	9.6	10.6
AOCI, end of year	36.1	49.0	47.0
Estimated amortization to be recognized in accumulated other comprehensive income, Net actuarial loss	5.0
Estimated amortization to be recognized in accumulated other comprehensive income, Prior service cost/(credit)	(3.8)
Estimated amortization to be recognized in accumulated other comprehensive income, Total	$ 1.2